SHARE-BASED PAYMENT - Annual compensation - Bonus (Details)		12 Months Ended
	Mar. 16, 2021 USD ($)	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of monthly salary for cash bonus paid in ordinary shares | item		5
Incremental value of bonus in cash payable		$ 30,000
Charges accounted				$ 20,893,789
Number of days of VWAP considered for bonus payment		20 days
Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted		$ 500,000	$ 300,000
Shares already in issue		147,788
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage		50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage		50.00%
Bonus in performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted			300,000
Number of shares issued	800,000
Bonus In Cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted		$ 400,000	$ 200,000
Chief Executive Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount		315,000
Chief Financial Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount		165,000
Chief Technology Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount		$ 100,000